Note 24 Consolidated Income Statement Impact (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Consolidated income statement impact [Line Items]
Interest Income And Expense Post employment and other employee benefit commitments	€ 22,000,000	€ 24,000,000
Personnel expenses benefit commitments post employment and other employee benefit commitments	64,000,000	66,000,000
Contributions to plan by employer, net defined benefit liability (asset)	37,000,000	40,000,000
Defined benefit plans expense	27,000,000	26,000,000
Net Provisions post employment and other employee benefit commitments	90,000,000	145,000,000
Total consolidated income statement impact	€ 177,000,000	€ 236,000,000